Note 14 - Equity Compensation Plan (Details) - Nonvested Restricted Shares	12 Months Ended
Dec. 31, 2015 $ / shares shares
Nonvested Restricted Shares [Abstract]
Non-vested, January 1, 2015 | shares	230,713
Non-vested, January 1, 2015 | $ / shares	$ 7.58
Vested | shares	115,357
Vested | $ / shares	$ 7.58
Non-vested, December 31, 2015 | shares	115,356
Non-vested, December 31, 2015 | $ / shares	$ 7.58